Finance debt (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments [Abstract]
Schedule of finance debt

Non-current finance debt
Finance debt measured at amortised cost
	Weighted average interest rates in %1)		Carrying amount in USD millions at 31 December		Fair value in USD millions at 31 December²⁾
	2024	2023	2024	2023	2024	2023

Unsecured bonds
United States Dollar (USD)	3.93%	3.82%	13,288	15,705	12,169	15,037
Euro (EUR)	1.51%	1.51%	6,239	6,633	5,856	6,177
Great Britain Pound (GBP)	6.08%	6.08%	1,721	1,747	1,863	2,013
Norwegian Kroner (NOK)	4.27%	4.18%	88	295	87	302

Total unsecured bonds			21,336	24,380	19,975	23,529

Unsecured loans
Brazilian real (BRL)	10.05%	10.10%	136	179	136	179
Japanese Yen (JPY)	4.30%	4.30%	64	71	72	83

Total unsecured loans			200	250	208	262

Total			21,536	24,630	20,183	23,791
Non-current finance debt due within one year			2,175	2,400	2,191	2,415

Non-current finance debt			19,361	22,230	17,992	21,376

1) Weighted average interest rates are calculated based on the contractual rates on the loans per currency at 31 December and do not include the effect of swap agreements
2) Fair values are determined from external calculation models based on market observations from various sources, classified at level 2 in the fair value hierarchy.
For more information regarding fair value hierarchy, see note 28 Financial instruments and fair value measurement

Schedule of non-current finance debt maturity profile

Non-current finance debt maturity profile
	At 31 December
(in USD million)	2024	2023

Year 2 and 3	4,462	4,683
Year 4 and 5	2,463	4,511
After 5 years	12,436	13,035

Total repayment of non-current finance debt	19,361	22,230

Weighted average maturity (years - including current portion)	9	9
Weighted average annual interest rate (% - including current portion)	3.44%	3.41%

Schedule of current finance debt

Current finance debt
	At 31 December
(in USD million)	2024	2023

Collateral liabilities	385	458
Non-current finance debt due within one year	2,175	2,400
Other including US Commercial paper programme and bank overdraft	4,664	3,138

Total current finance debt	7,223	5,996

Weighted average interest rate (%)	3.60%	3.77%

Reconciliation of cash flows from financing activities to finance line items in balance sheet

Reconciliation of cash flows from financing activities to finance line items in balance sheet
(in USD million)	Non-current finance debt	Current finance debt	Dividend payable	Lease liabilities1)	Accrued trade expenses and other payables2)	Collateral receivables3)	Other balance sheet items	Total

At 1 January 2024	22,230	5,996	2,649	3,570	715	(2,186)

Repayment of finance debt	(2,592)							(2,592)
Repayment of lease liabilities				(1,491)				(1,491)
Dividend paid			(8,578)					(8,578)
Share buy-back		(4,023)			(1,990)			(6,013)
Net current finance debt and other finance activities		868				144	(79)	933

Net cash flow from financing activities	(2,592)	(3,155)	(8,578)	(1,491)	(1,990)	144	(79)	(17,741)

Transfer to current portion	225	(225)
Dividend declared			7,802
Share buy back committed		3,956			1,980
Debt in RIO Energy	—
New leases				1,595
Effect of exchange rate changes	(450)	(20)		(141)	(20)	4
Other changes	(52)	671	33	(23)	180

Net other changes	(278)	4,382	7,835	1,432	2,140	4

At 31 December 2024	19,361	7,223	1,906	3,510	866	(2,037)

(in USD million)	Non-current finance debt	Current finance debt	Dividend payable	Lease liabilities1)	Accrued trade expenses and other payables2)	Collateral receivables3)	Other balance sheet items	Total

At 1 January 2023	24,141	4,359	2,808	3,668	1,326	(3,468)

Repayment of finance debt	(2,818)							(2,818)
Repayment of lease liabilities				(1,422)				(1,422)
Dividend paid			(10,906)					(10,906)
Share buy-back		(3,639)			(1,950)			(5,589)
Net current finance debt and other finance activities		1,384				1,287	(79)	2,593

Net cash flow from financing activities	(2,818)	(2,255)	(10,906)	(1,422)	(1,950)	1,287	(79)	(18,142)

Transfer to current portion	147	(147)
Dividend declared			10,783
Share buy back committed		3,705			1,980
Debt in RIO Energy	437
New leases				1,379
Effect of exchange rate changes	321	44		(25)	(3)	(5)
Other changes	2	290	(37)	(29)	(638)

Net other changes	907	3,891	10,746	1,324	1,339	(5)

At 31 December 2023	22,230	5,996	2,649	3,570	715	(2,186)
1)See note 25 Leases for more information.
2)Accrued trade expenses and other payables are included in Trade and other payables in the Consolidated balance sheet. See note 24 Trade and other payables for more information.
3)Financial receivable collaterals are included in Trade and other receivables in the Consolidated balance sheet. See note 18 Trade and other receivables for more information.